Exhibit 99

Ford Credit Auto Lease Trust 2011-A

Monthly Investor Report

Transaction Month	9	Payment Date	March 15, 2012
Collection Period	February, 2012

I. SUMMARY

		Beginning of Period	End of Period
	Initial Balance	Balance	Balance	End of Period Factor
2011-A Reference Pool Balance	$1,262,497,868.06	$1,023,084,479.26	$989,129,718.93	0.7834704
Total Note Balance	1,051,029,000.00	811,615,611.20	777,660,850.87	0.7399043

Total Overcollateralization	$211,468,868.06	$211,468,868.06	$211,468,868.06

2011-A Exchange Note Balance	1,088,903,936.04	849,490,547.24	815,535,786.91	0.7489511
2011-A Exchange Note Overcollateralization	$173,593,932.02	$173,593,932.02	$173,593,932.02

Overcollateralization	Beginning of Period	End of Period
2011-A Reference Pool Balance as a % of Total Note Balance	126.06%	127.19%
2011-A Reference Pool Balance as a % of 2011-A Exchange Note Balance	120.44%	121.29%

	Note Interest Rate	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
Class A-1 Notes	0.26061%	$246,000,000.00	$6,586,611.20	$0.00	0.0000000
Class A-2 Notes	0.74000%	390,000,000.00	390,000,000.00	362,631,850.87	0.9298253
Class A-3 Notes	1.03000%	305,000,000.00	305,000,000.00	305,000,000.00	1.0000000
Class A-4 Notes	1.34000%	65,841,000.00	65,841,000.00	65,841,000.00	1.0000000
Class B Notes	1.92000%	44,188,000.00	44,188,000.00	44,188,000.00	1.0000000

Total		$1,051,029,000.00	$811,615,611.20	$777,660,850.87	0.7399043

	Actual	Principal Payments per $1000 Face	Actual	Interest Payments per $1000 Face	Actual	Total Payments per $1000 Face
Class A-1 Notes	$6,586,611.20	$26.77	$1,382.77	$0.01	$6,587,993.97	$26.78
Class A-2 Notes	27,368,149.13	70.17	240,500.00	0.62	27,608,649.13	70.79
Class A-3 Notes	0.00	0.00	261,791.67	0.86	261,791.67	0.86
Class A-4 Notes	0.00	0.00	73,522.45	1.12	73,522.45	1.12
Class B Notes	0.00	0.00	70,700.80	1.60	70,700.80	1.60

Total	$33,954,760.33	$96.94	$647,897.69	$0.62	$34,602,658.02	$32.92

II. POOL INFORMATION

			Residual Portion of
2011-A Reference Pool Balance	Lease Balance	Securitization Value	Securitization Value
Beginning of Period	$1,150,925,187.96	$1,023,084,479.26	$724,435,374.24
Change	(38,958,121.01)	(33,954,760.33)	(15,994,688.14)

End of Period	$1,111,967,066.95	$989,129,718.93	$708,440,686.10
Residual Portion of Securitization Value as % of Securitization Value at end of period			71.62%

	At Cutoff Date	Terminations in Prior Periods	Beginning of Period	Terminations in Current Period	End of Period
Number of Leases	54,427	7,809	46,618	1,165	45,453

				Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity In Months				17.7	16.9

Ford Credit Auto Lease Trust 2011-A

Monthly Investor Report

Transaction Month	9	Payment Date	March 15, 2012
Collection Period	February, 2012

			% of End of Period
Delinquent Leases	Number of Leases	Securitization Value	Reference Pool Balance
31 - 60 Days Delinquent	312	$6,686,164.90	0.68%
61 - 90 Days Delinquent	17	385,401.59	0.04%
91 - 120 Days Delinquent	4	78,056.73	0.01%
Over 120 Days Delinquent	1	28,200.25	0.00%

Total Delinquent Leases	334	$7,177,823.47	0.73%

	Current Period	Cumulative
Prepayment Speed	0.37%	0.50%

III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTIONS

Collections
Rent Payments	$17,959,297.83
plus: Payoffs	7,982,698.83
plus: Other (including extension fees, excess charges, etc.)	158,908.25
minus: Payaheads	(597,994.77)
plus: Payahead Draws	673,115.39
plus: Advances	853,343.66
minus: Advance Reimbursement Amounts	(800,048.95)
plus: Administrative Removal Amounts	1,090,564.71
plus: Net Auction Proceeds	13,474,761.11
plus: Recoveries	117,425.09

Total Collections	$40,912,071.15

Reserve Account Balance Beginning of Period	31,562,446.70

Total Collections Plus Reserve	$72,474,517.85

Exchange Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$852,570.40	$852,570.40	$71,621,947.45	$0.00
2011-A Exchange Note Interest Payment	1,320,721.83	1,320,721.83	70,301,225.62	0.00
2011-A Exchange Note Principal Payment	33,954,760.33	33,954,760.33	36,346,465.29	0.00
Shortfall Payment (to cover Notes)	0.00	0.00	36,346,465.29	0.00
Reserve Account Deposit	31,562,446.70	31,562,446.70	4,784,018.59	0.00
Shared Amounts	0.00	0.00	4,784,018.59	0.00
Remaining Funds Released to Borrowers	4,784,018.59	4,784,018.59	0.00	0.00

Total	$72,474,517.85	$72,474,517.85	$0.00	$0.00

Ford Credit Auto Lease Trust 2011-A

Monthly Investor Report

Transaction Month	9	Payment Date	March 15, 2012
Collection Period	February, 2012

IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2011-A Exchange Note Interest Payment	$1,320,721.83
2011-A Exchange Note Principal Payment	33,954,760.33
Shortfall Payment (to cover Notes)	0.00

Total	$35,275,482.16

ABS Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$35,275,482.16	$0.00
Administration Fee	6,763.46	6,763.46	35,268,718.70	0.00
Class A-1 Interest	1,382.77	1,382.77	35,267,335.93	0.00
Class A-2 Interest	240,500.00	240,500.00	35,026,835.93	0.00
Class A-3 Interest	261,791.67	261,791.67	34,765,044.26	0.00
Class A-4 Interest	73,522.45	73,522.45	34,691,521.81	0.00

Total Class A Interest	577,196.89	577,196.89		0.00
First Priority Principal Payment	0.00	0.00	34,691,521.81
Class B Interest	70,700.80	70,700.80	34,620,821.01	0.00
Second Priority Principal Payment	0.00	0.00	34,620,821.01
Regular Principal Payment	33,954,760.33	33,954,760.33	666,060.68	0.00
Reserve Account Deposit	0.00	0.00	666,060.68	0.00
Additional Trustee Fees and Expenses	0.00	0.00	666,060.68	0.00
Remaining Funds to Holder of Residual Interest	666,060.68	666,060.68	0.00	0.00

Total	$35,275,482.16	$35,275,482.16	$0.00	$0.00

V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance	$3,086,328.45
plus: Additional Advances	853,343.66
minus: Advance Reimbursement Amounts	(800,048.95)

End of Period Advance Balance	$3,139,623.16

Payaheads
Beginning of Period Payahead Balance	$1,941,503.37
plus: Additional Payaheads	597,994.77
minus: Payahead Draws	(673,115.39)

End of Period Payahead Balance	$1,866,382.75

VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance	$31,562,446.70
minus: Reserve Account Draw	0.00
plus: Reserve Deposit from Exchange Note Distributions	0.00

Reserve Balance after Deposit from Exchange Note	$31,562,446.70
plus: Reserve Deposit from Note Distributions	0.00

End of Period Reserve Account Balance	$31,562,446.70

Memo: Required Reserve Amount	$31,562,446.70
Reserve Shortfall	$0.00

Ford Credit Auto Lease Trust 2011-A

Monthly Investor Report

Transaction Month	9	Payment Date	March 15, 2012
Collection Period	February, 2012

VII. LEASE TERMINATIONS

	Number of Leases		Securitization Value
	Current Period	Cumulative	Current Period	Cumulative
Retained Vehicles
Early Terminations	228	2,297	$4,736,283.03	$46,483,481.11
Standard Terminations	159	2,098	2,659,921.77	29,411,532.70

Total Retained	387	4,395	$7,396,204.80	$75,895,013.81

Returned Vehicles
Early Terminations	160	741	$2,810,358.83	$13,126,376.11
Standard Terminations	530	3,218	9,229,509.26	48,366,210.90

Total Returned	690	3,959	$12,039,868.09	$61,492,587.01

Charged Off Leases / Repossessed Vehicles	25	114	$592,623.88	$2,594,010.73
Removals by Servicer and Other	63	506	1,158,217.83	8,054,781.97

Total Terminations	1,165	8,974	$21,186,914.60	$148,036,393.52

Memo: 1) Removals of Leases Terminated in Prior Periods	0	0
2) Number of Leases Scheduled to Terminate	940	6448	Current Period	Cumulative
Return Rate (Returned / Total Terminations)			59.23%	44.12%
Early Termination Rate (Early Terminations / Total Terminations)			33.30%	33.85%

Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.

VIII. GAIN (LOSS) CALCULATIONS

	Number of Leases		Gain (Loss)
	Current Period	Cumulative	Current Period	Cumulative
Gain (Loss) on Retained Vehicles
Customer Payments			$8,086,403.23
plus: Payahead draws			146,351.21
minus: Unreimbursed Advances			(31,408.50)
minus: Securitization Value of Retained Vehicles			(7,396,204.80)

Total	387	4,395	$805,141.14	$8,956,425.18
Gain (Loss) Per Retained Vehicle			$2,080.47	$2,037.87

Gain (Loss) on Returned Vehicles
Customer Payments			$508,628.68
plus: Net Auction Proceeds			$12,877,455.99
plus: Payahead Draws			112,401.37
minus: Unreimbursed Advances			(41,659.29)
minus: Securitization Value of Returned Vehicles			(12,039,868.09)

Total	690	3,959	$1,416,958.66	$11,700,370.06
Gain (Loss) Per Returned Vehicle			$2,053.56	$2,955.39

Credit Gain (Loss) Charged Off / Repossessed Vehicles	25	114	$(137,347.33)	$(382,323.34)
Credit Gain (Loss) Per Charged Off / Repossessed Vehicle			$(5,493.89)	$(3,353.71)

Gain (Loss) on Removals by Servicer and Other	63	506

Note: There is no Gain or Loss on Removals by Servicer

Recoveries from Leases Closed in Prior Periods			$54,280.12	$504,746.58

Total Gain (Loss)	1,165	8,974	$2,139,032.59	$20,779,218.48

Memo: Residual Gain (Loss) on Returned Vehicles
Net Auction Proceeds			$12,877,455.99
plus: Excess Wear and Use and Excess Mileage Assessed			203,733.50
minus: Residual Portion of Securitization Value			(11,588,807.88)

Total	690	3,959	$1,492,381.61	$12,632,198.57
Residual Gain (Loss) Per Returned Vehicle			$2,162.87	$3,190.75

Ford Credit Auto Lease Trust 2011-A

Monthly Investor Report

Transaction Month	9	Payment Date	March 15, 2012
Collection Period	February, 2012

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC

/s/ Daniel J. Gardetto
Assistant Treasurer